Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Maintenance	¥ 55,737	¥ 53,852	¥ 53,991
Impairment loss of doubtful accounts	3,392	3,734	4,839
Write-down of inventories	297	282	272
Amortization of other intangible assets	515	499	274
Operating lease charges
- land and buildings	11,453	11,628	13,447
- others	3,698	4,248	6,186
Loss/(gain) on disposal of property, plant and equipment	8	(180)	(4)
Write-off and impairment of property, plant and equipment	12,593	7,216	7,614
Power and utilities expenses	30,518	29,461	27,134
Operation support and research and development expenses	38,016	32,296	27,209
Auditors' remuneration
- audit services	107	103	97
- tax services	3	1	1
- other services	12	9	4
Other operating expenses - others	25,894	23,924	21,229
Other operating expenses	¥ 182,243	¥ 167,073	¥ 162,293